ACCOUNTS PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Feb. 29, 2016
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

        Accounts payable and accrued liabilities are apportioned as follows:

	February 29, 2016	February 28, 2015
Trade payables	11,858	23,474
Accrued liabilities	5,830	9,394
Termination fee	3,337	4,227
Payroll related accruals	1,257	2,076
Warranty accrual	651	335
Income taxes payable	555	657
Capital lease obligation	69	514

Total accounts payable and accrued liabilities	23,557	40,677

        On April 10, 2013, the Company announced changes to its existing operational framework with Nokia. Included in the changes was an agreement to a termination fee in the amount of $8,668 to be paid to Nokia in installments. During the year ended February 28, 2015, the Company revised the termination fee liability which resulted in a gain of $301. Payments totaling $3,287 were made during the year ended February 28, 2015. During the year ended February 29, 2016 the Company made a payment of $1,119. As at February 29, 2016 the liability is valued at $3,337 and is considered short term in nature [2015 – $4,383; short term: $4,227 and long term: $156].

        Warranty accrual:

        The Company records a liability for future warranty costs based on management's best estimate of probable claims within the Company's product warranties. The accrual is based on the terms of the warranty, which vary by customer, product, or service and historical experience. The Company regularly evaluates the appropriateness of the remaining accrual.

        The following table details the changes in the warranty accrual for the respective periods:

	February 29, 2016	February 28, 2015
Balance at the beginning of the period	678	619
Accruals	2,057	1,031
Utilization	(1,809)	(972)

Ending Balance	926	678

Short term Portion	651	335
Long term Portion	275	343